Debt (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Term Note	$ 13,000,000	$ 12,579,000
Seller Note	5,045,000	6,306,000
Contingent obligation - due to seller	6,681,000	11,466,000
Other long term liabilities	57,000	45,000
Total	24,783,000	30,396,000
Current portion	565,000	1,350,000
Total long term debt	$ 24,218,000	$ 29,046,000